LOAN RECEIVABLE - Carrying amount of purchased loans (Details 2) (Purchased Loans Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	$ 91,087		$ 114,324
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	63,508		78,353
Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	3,316		7,496
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	24,144		26,967
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	119		1,508
Non-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	80,367
Non-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	59,478	[1]	78,353
Non-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	2,956
Non-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Non-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	17,815
Non-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	118
Credit-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,720
Credit-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	4,030	[1]
Credit-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	360
Credit-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Credit-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	6,329
Credit-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	$ 1

[1]	Includes home equity lines of credit